Operating Leases (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Operating Lease [Line Items]
Lease term	12 months		12 months		12 months
Rent expenses	$ 9,100	$ 46,800	$ 15,900	$ 56,600
Short Term Lease [Member]
Operating Lease [Line Items]
Lease term	12 months		12 months